Contents of Significant Accounts - Refund Liabilities - Summary of Refund Liabilities (classified under other current liabilities) (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Refund Liability [Abstract]
Refund liabilities	$ 3,918,437	$ 3,033,576